SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Expected income tax (recovery) expense at the statutory rate of 21%	$ (1,689,619)	$ (1,043,948)
Effective Income Tax Rate Reconciliation, Percent	21.00%	21.00%
Tax effect of expenses that are not deductible for income tax purposes (net of other amounts deductible for tax purposes)	$ 1,141,619	$ 608,152
Change in valuation allowance	548,000	435,795
Provision for income taxes